Preferred Stock (Composition of Preferred Stock) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2017
Class of Stock [Line Items]
Aggregate amount		¥ 914,752		¥ 914,752
Number of shares Authorized		4,214,752,000		4,214,752,000		4,214,752,000
Number of shares Issued		914,752,000		914,752,000
Number of shares In treasury		10,929,211				19,992,754
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury		815,828,400		701,631,100
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	[1]	¥ 914,752		¥ 914,752
Number of shares Authorized		914,752,000	[1]	914,752,000	[1]	914,752,000
Number of shares Issued	[1]	914,752,000		914,752,000
Liquidation value per share	[1]	¥ 1,000		¥ 1,000
Convertible or not	[1]	Yes		Yes
Eleventh series class XI preferred stock | Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	[1]	815,828,400		701,631,100
First series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000		900,000,000		900,000,000
Second series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000		900,000,000		900,000,000
Third series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000		900,000,000		900,000,000
Fourth series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000		900,000,000		900,000,000
First series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000		900,000,000		900,000,000
Second series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000		900,000,000		900,000,000
Third series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000		900,000,000		900,000,000
Fourth series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000		900,000,000		900,000,000
First series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000		1,500,000,000		1,500,000,000
Second series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000		1,500,000,000		1,500,000,000
Third series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000		1,500,000,000		1,500,000,000
Fourth series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000		1,500,000,000		1,500,000,000

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
[2]	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
[3]	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
[4]	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.